Credit risk (Details Narrative)	Dec. 31, 2025 CNY (¥)
Statement [Line Items]
Unsecured trade receivable	¥ 16,700,000
Accounts receivables	¥ 5,689,538
Customer 1 [Member] | Trade Accounts Receivable [Member]
Statement [Line Items]
Accounts receivables in percentage	15.00%
Customer 3 [Member] | Accounts Receivables [Member]
Statement [Line Items]
Accounts receivables in percentage	12.00%
Customer 2 [Member] | Accounts Receivables [Member]
Statement [Line Items]
Accounts receivables in percentage	12.00%